TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 8,017,140	R$ 5,437,953
Domestic market
TRADE ACCOUNTS PAYABLE
Trade accounts payable	5,230,270	3,941,924
Debtor risk
TRADE ACCOUNTS PAYABLE
Trade accounts payable	807,915	726,045
Intercompany
TRADE ACCOUNTS PAYABLE
Trade accounts payable	47,597	8,958
Imports
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 1,931,358	R$ 761,026